Apr. 24, 2025
T. Rowe Price Tax-Free Income Fund, Inc.
Investment Objective(s)
The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Tax-Free Income Fund, Inc. - USD ($)	Investor Class		I Class	Advisor Class
Maximum account fee	$ 20	[1]	none	none
[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Tax-Free Income Fund, Inc.		Investor Class		I Class	Advisor Class
Management fees	[1]	0.32%		0.32%	0.32%
Distribution and service (12b-1) fees		none		none	0.25%
Other expenses		0.16%		0.03%	0.18%
Total annual fund operating expenses	[1]	0.48%		0.35%	0.75%
Fee waiver/expense reimbursement		(0.07%)	[2]	none	none
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	0.41%	[2]	0.35%	0.75%
[1]	Restated to reflect current fees.
[2]	T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2027) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.41%. The agreement may only be terminated at any time after April 30, 2027, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 0.41%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - T. Rowe Price Tax-Free Income Fund, Inc. - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	42	140	254	590
I Class	36	113	197	443
Advisor Class	77	240	417	930

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25.8% of the average value of its portfolio.

Principal Investment Strategies

Normally, at least 80% of the fund’s income will be exempt from federal income taxes. The fund does not normally invest in assets subject to the alternative minimum tax; however, up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

Although the fund may purchase securities of any maturity, the fund generally seeks longer-term municipal securities. Most investments are in investment-grade securities, which are securities rated in one of the four highest credit rating categories by at least one credit rating agency or, if unrated, deemed by the adviser to be of comparable quality. The fund may invest up to 10% of its total assets in below investment-grade securities, known as “junk” bonds, including those with the lowest credit ratings.

T. Rowe Price’s active investment management approach emphasizes the value of in-depth fundamental credit research, diversification, and risk management practices. By using fundamental research, T. Rowe Price seeks to select investments for the fund’s portfolio based on its outlook for the different sectors of the tax-free municipal market (for example, T. Rowe Price may emphasize revenue bonds instead of state and local general obligation debt) and specific issuers or securities. The goal of this approach is to seek higher yields while taking a risk-conscious approach. Risk management practices include managing the fund’s duration (which is a measurement of the price sensitivity of a bond or bond fund to changes in interest rates), while also focusing on striking a balance between (i) investing more heavily in certain sectors or issuers and (ii) diversifying the fund’s investments across the broader municipal market.

From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, utilities, or private activity bonds.

Principal Risks
Performance

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

TAX-FREE INCOME FUND Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/23	7.99%	Worst Quarter	3/31/22	-6.12%

Average Annual Total Returns Periods ended December 31, 2024

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the table may also include one or more indexes that more closely aligns to the fund’s investment strategy (Strategy Benchmark(s)).

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Average Annual Total Returns - T. Rowe Price Tax-Free Income Fund, Inc.		1 Year	5 Years	10 Years	Since Inception		Inception Date
Investor Class		2.53%	1.25%	2.26%			Oct. 26, 1976
Investor Class | After Taxes on Distributions		2.53%	1.25%	2.26%
Investor Class | After Taxes on Distributions and Sales		2.88%	1.64%	2.48%
I Class		2.60%	1.32%		2.22%		Jul. 06, 2017
Advisor Class		2.30%	0.92%	1.92%			Sep. 30, 2002
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	1.05%	0.99%	2.25%	2.08%	[2]
Lipper General & Insured Municipal Debt Funds Average		2.28%	0.82%	2.07%	1.89%	[3]
[1]	Due to new SEC Rules on shareholder reporting, the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
[2]	Return since 7/6/17.
[3]	Return since 6/30/17.

Updated performance information is available through troweprice.com.
T. Rowe Price Tax-Free Income Fund, Inc. | Risk Lose Money [Member]
The fund’s share price fluctuates, which means you could lose money by investing in the fund.
T. Rowe Price Tax-Free Income Fund, Inc. | Municipal securities

Municipal securities: The fund may be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the global, national, and/or local economies. Income from municipal securities held by the fund could become taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a state or municipality. Other changes in tax laws, including changes to individual or corporate tax rates, could alter the attractiveness and overall demand for municipal bonds.

Certain sectors of the municipal bond market have special risks and could be affected by certain developments more significantly than the market as a whole. For example: health care can be negatively impacted by rising expenses and dependency on third party reimbursements; transportation can be negatively impacted by declining revenues or unexpectedly high construction or fuel costs; utilities are subject to governmental rate regulation; and private activity bonds (including industrial development bonds) rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support. Investing significantly in municipal obligations backed by revenues of similar types of industries or projects may make the fund more susceptible to developments affecting those industries and projects. If the fund invests a substantial amount of its assets in issuers located in a single region, state, or city, there is an increased risk that environmental, economic, political, and social conditions in those regions will have a significant impact on the fund’s investment performance.

T. Rowe Price Tax-Free Income Fund, Inc. | Market conditions

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including geopolitical developments (such as trading and tariff arrangements, sanctions, and cybersecurity attacks), recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

T. Rowe Price Tax-Free Income Fund, Inc. | Interest rates

Interest rates: A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. The prices and yields of inflation-linked bonds are directly impacted by the rate of inflation as well as changes in interest rates. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments are likely to affect the interest rates or yields of the securities in which the fund invests.

T. Rowe Price Tax-Free Income Fund, Inc. | Callable bonds

Callable bonds: While a rise in interest rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be “called,” or redeemed before maturity, and that the proceeds may need to be reinvested in lower-yielding securities.

T. Rowe Price Tax-Free Income Fund, Inc. | Alternative minimum tax

Alternative minimum tax: Although the fund seeks to distribute tax-exempt income, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

T. Rowe Price Tax-Free Income Fund, Inc. | Credit quality

Credit quality: An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative. Economic downturns often result in reduced levels of taxes collected and revenues earned by municipalities and insufficient funding to meet pension or health care obligations, which could lessen the overall financial strength of a municipality and increase the credit risk of the securities it issues. The fund’s credit risk is increased to the extent it invests in securities that are not backed by the taxing power of the municipal issuer.

T. Rowe Price Tax-Free Income Fund, Inc. | Liquidity

Liquidity: The fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. The secondary market for certain municipal bonds tends to be less developed and less liquid than many other bond markets. Less liquid markets could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

T. Rowe Price Tax-Free Income Fund, Inc. | Active management

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

T. Rowe Price Tax-Free Income Fund, Inc. | Cybersecurity breaches

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.